Fair Values Of Financial Instruments - Assets And Liabilities Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets Abstract
Debt Securities FVTPL	$ 4,129,970	$ 11,549,889
Derivative Financial Assets FVTPL	3,047,036	909,793
Equity Instruments FVTPL	4,152,821	812,275
Debt Securities FVOCI	45,178,513	37,765,909
Equity Instruments FVOCI	27,369	21,423
Financial Liabilities Abstract
Trading Liabilities FVTPL	580,802	1,064,936
Derivative Financial Liabilities FVTPL	3,072,947	2,118,671
Accounting Balance Member
Financial Assets Abstract
Debt Securities FVTPL	4,129,970	11,549,889
Derivative Financial Assets FVTPL	3,047,036	909,793
Equity Instruments FVTPL	4,152,821	812,275
Debt Securities FVOCI	45,178,513	37,765,909
Equity Instruments FVOCI	27,369	21,423
Total	56,535,709	51,059,289
Financial Liabilities Abstract
Trading Liabilities FVTPL	580,802	1,064,936
Derivative Financial Liabilities FVTPL	3,072,947	2,118,671
Total	3,653,749	3,183,607
Total Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	4,129,970	11,549,889
Derivative Financial Assets FVTPL	3,047,036	909,793
Equity Instruments FVTPL	4,152,821	812,275
Debt Securities FVOCI	45,178,513	37,765,909
Equity Instruments FVOCI	27,369	21,423
Total	56,535,709	51,059,289
Financial Liabilities Abstract
Trading Liabilities FVTPL	580,802	1,064,936
Derivative Financial Liabilities FVTPL	3,072,947	2,118,671
Total	3,653,749	3,183,607
Level 1 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	0	83,086
Derivative Financial Assets FVTPL	0	0
Equity Instruments FVTPL	1,119,811	812,275
Debt Securities FVOCI	1,225,033	154,088
Equity Instruments FVOCI	0	20,346
Total	2,344,844	1,069,795
Financial Liabilities Abstract
Trading Liabilities FVTPL	580,802	250,279
Derivative Financial Liabilities FVTPL	0	0
Total	580,802	250,279
Level 2 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	4,129,970	11,466,803
Derivative Financial Assets FVTPL	2,362,036	909,793
Equity Instruments FVTPL	0	0
Debt Securities FVOCI	43,953,480	37,611,821
Equity Instruments FVOCI	27,369	1,077
Total	50,472,855	49,989,494
Financial Liabilities Abstract
Trading Liabilities FVTPL	0	814,657
Derivative Financial Liabilities FVTPL	3,072,947	2,118,671
Total	3,072,947	$ 2,933,328
Level 3 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	0
Derivative Financial Assets FVTPL	685,000
Equity Instruments FVTPL	3,033,010
Debt Securities FVOCI	0
Equity Instruments FVOCI	0
Total	3,718,010
Financial Liabilities Abstract
Trading Liabilities FVTPL	0
Derivative Financial Liabilities FVTPL	0
Total	$ 0